EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2022
Profit or loss [abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
Basic and diluted earnings per share:
The earnings and the weighted average number of ordinary shares used in the calculation of basic and diluted earnings per share are as follows:

	2022	2021	2020
Profit attributable to the owners of the parent company used in the calculation of basic and diluted earnings per share
From continued operations	1,938,676	12,828,735	19,036,109
Net income for the year	1,938,676	12,828,735	33,374,740
Weighted average number of ordinary shares for the purposes of basic and diluted earnings per share (in thousands of shares)	585,317	592,046	596,026
Basic and diluted earnings per share (in pesos)
From continued operations (in pesos)	3.3122	21.6685	31.9383
From continued and discontinued operations (in pesos)	3.3122	21.6685	55.9954
The weighted average number of outstanding shares was 585,317,469, 592,046,422 and 596,026,490 for the fiscal years ended December 31, 2022, 2021 and 2020, respectively, like the basic and diluted weighted average number of shares, since there are no convertible debt instruments at the end of each reporting period.